Income Taxes provision for income taxes exceeds the amount of income tax benefit (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
U.S. Federal benefit at statutory rate	$ (12,005,500)	$ (8,800,300)
State and local benefit net of U.S. federal tax	(2,177,000)	(2,509,400)
Permanent non deductible expenses for U.S. taxes	5,907,300	1,838,100
Reduction in deferred tax assets primarily related to deductibility of certain share-based compensation	(72,400)	2,938,600
True-up of prior year net operating loss	1,367,300	(413,600)
Effect of change in deferred tax rate	2,852,100	0
Writedown of net operating losses due to Section 382 limitations	0	1,932,600
Valuation allowance for deferred tax assets	2,317,900	5,014,000
Tax provision	$ 0	$ 0